Provisions and other non-current liabilities	12 Months Ended
Dec. 31, 2020
Provisions and other non-current liabilities
Provisions and other non-current liabilities

NOTE 12 Provisions and other non-current liabilities

12.1 Provisions and other non-current liabilities

Accounting principles

A provision is recognized when the Group has a present obligation, legal or constructive, as a result of a past event for which it is probable that an outflow of resources will be required and when a reliable estimate can be made regarding the amount of the obligation. The amount of the liability corresponds to the best possible estimate.

Provisions and non-current liabilities are comprised of liabilities for which the amount and the timing are uncertain. They arise from environmental risks, legal and tax risks, litigation and other risks.

As of December 31,
(M$)	2020	2019	2018
Litigations and accrued penalty claims	320	386	736
Provisions for environmental contingencies	960	742	862
Asset retirement obligations	15,368	14,492	14,286
Other non-current provisions	2,868	2,927	3,144
of which restructuring activities	293	135	134
of which financial risks related to non-consolidated and equity consolidated affiliates	134	130	100
of which contingency reserve on solar panels warranties (SunPower)	82	140	173
Other non-current liabilities	1,409	2,066	2,404
TOTAL	20,925	20,613	21,432

In 2020, litigation reserves amount to $320 million of which $208 million in the Exploration & Production, notably in Brazil and Angola.

In 2019, litigation reserves amounted to $386 million of which $286 million in the Exploration & Production, notably in Brazil, Angola and USA.

In 2018, litigation reserves amounted to $736 million of which $510 million was in the Exploration & Production, notably in Angola, Nigeria and Brazil.

Other non-current liabilities mainly include debts whose maturity is more than one year related to fixed assets acquisitions.

Changes in provisions and other non-current liabilities

Changes in provisions and other non-current liabilities are as follows:

				Currency
	As of			translation		As of
(M$)	January, 1st	Allowances	Reversals	adjustment	Other	December, 31
2020	20,613	1,756	(1,378)	452	(518)	20,925
of which asset retirement obligations		607	(519)
of which provisions for environmental contingencies		217	(93)
of which provisions for restructuring of activities		271	(135)
2019	21,432	1,248	(2,414)	(33)	380	20,613
of which asset retirement obligations		639	(460)
of which provisions for environmental contingencies		30	(92)
of which provisions for restructuring of activities		60	(122)
2018	15,986	2,416	(1,378)	(519)	4,927	21,432
of which asset retirement obligations		530	(320)
of which provisions for environmental contingencies		33	(111)
of which provisions for restructuring of activities		149	(106)

Changes in the asset retirement obligation

Accounting principles

Asset retirement obligations, which result from a legal or constructive obligation, are recognized based on a reasonable estimate during the period in which the obligation arises.

The associated asset retirement costs are capitalized as part of the carrying amount of the underlying asset and depreciated over the useful life of this asset.

An entity is required to measure changes in the liability for an asset retirement obligation due to the passage of time (accretion) by applying a risk-free discount rate to the amount of the liability. Given the long term nature of expenditures related to our asset retirement obligations, the rate is determined by reference to the high quality rates for AA-rated Corporate bonds on the USD area for a long-term horizon. The increase of the provision due to the passage of time is recognized as “Other financial expense”.

The discount rate used for the valuation of asset retirement obligation is 3% in 2020 and 4.5%in 2019 and 2018 (the expenses are estimated at current currency values with an inflation rate of 1.5% in 2020, and of 2% in 2019 and 2018).

A decrease of 0.5% of this rate would increase the asset retirement obligation by $1,442 million, with a corresponding impact in tangible assets, and with a negative impact of approximately $78 million on the following years net income. Conversely, an increase of 0.5% would have a nearly symmetrical impact compared to the effect of the decrease of 0.5%.

Changes in the asset retirement obligation are as follows:

					Spending on	Currency
	As of		Revision in	New	existing	translation		As of
(M$)	January 1,	Accretion	estimates	obligations	obligations	adjustment	Other	December 31,
2020	14,492	607	526	87	(519)	284	(109)	15,368
2019	14,286	639	(601)	567	(460)	47	14	14,492
2018	12,240	530	(458)	811	(320)	(364)	1,847	14,286

12.2 Other risks and contingent liabilities

TOTAL is not currently aware of any exceptional event, dispute, risks or contingent liabilities that could have a material impact on the assets and liabilities, results, financial position or operations of the Group.